Long-Term Debt And Loans Payable	12 Months Ended
Dec. 31, 2011
Long Term Debt And Loans Payable [Abstract]
Long-Term Debt And Loans Payable

Note 10 – Long-term Debt and Loans Payable

Long-term Debt – The consolidated statements of capitalization provide a summary of long-term debt as of December 31, 2011 and 2010. The supplemental indentures with respect to certain issues of the First Mortgage Bonds restrict the ability of Aqua Pennsylvania, Inc. and certain other operating subsidiaries of the Company to declare dividends, in cash or property, or repurchase or otherwise acquire the stock of these companies. As of December 31, 2011, approximately $580,000 of Aqua Pennsylvania's retained earnings of approximately $600,000 and approximately $135,000 of the retained earnings of approximately $145,000 of certain other subsidiaries were free of these restrictions. Certain supplemental indentures also prohibit Aqua Pennsylvania and certain other subsidiaries of the Company from making loans to, or purchasing the stock of, the Company.

Sinking fund payments are required by the terms of certain issues of long-term debt. Excluding amounts due under the Company's revolving credit agreement, the future sinking fund payments and debt maturities of the Company's long-term debt are as follows:

Interest Rate Range			2012	2013	2014	2015	2016	Thereafter

0.00	% to	0.99%	$367	$367	$365	$368	$366	$4,944
1.00	% to	1.99%	2,177	2,469	2,336	2,292	2,206	18,550
2.00	% to	2.99%	805	819	836	864	884	8,590
3.00	% to	3.99%	2,105	2,173	2,247	2,325	2,397	15,346
4.00	% to	4.99%	233	21,839	27,246	258	11,065	499,585
5.00	% to	5.99%	31,447	499	51,604	44,069	16,817	526,824
6.00	% to	6.99%	-	-	-	12,000	-	51,253
7.00	% to	7.99%	1,115	447	379	409	442	26,203
8.00	% to	8.99%	244	349	376	405	437	32,146
9.00	% to	9.99%	4,060	5,887	700	700	700	26,400
10.00% to 10.99%			-	-	-	-	-	6,000
Total			$42,553	$34,849	$86,089	$63,690	$35,314	$1,215,841

Included in the table above, as of December 31, 2011, is $40,662 of long-term debt associated with discontinued operations.

In November 2010, Aqua Pennsylvania, Inc. issued $141,385 of tax-exempt bonds, secured by a supplement to its first mortgage indenture, of which $25,910 is due in 2033, $19,270 in 2034, $15,000 in 2042, and $81,205 in 2043 with yields of 5.00%, 5.05%, 4.75%, and 4.60%, respectively. The proceeds will be used to refinance existing debt, and are restricted to funding certain capital projects during the period 2010 through 2013. As of December 31, 2011, the trustee for one issue held $88,871 pending construction of the projects to be financed with the issue and is reported in the consolidated balance sheet as funds restricted for construction activity. In June 2010, the Company issued $70,000 of senior unsecured notes, of which $15,000 is due in 2021, $20,000 in 2024, and $35,000 in 2028 with interest rates of 4.62%, 4.83%, and 5.22%, respectively.

The weighted average cost of long-term debt at December 31, 2011 and 2010 was 5.17% and 5.14%, respectively. The weighted average cost of fixed rate long-term debt at December 31, 2011 and 2010 was 5.30% and 5.36%, respectively.

The Company has a five-year $95,000 unsecured revolving credit facility with four banks that expires in May 2012. Included within this facility is a swing-line commitment of $15,000 that is used to fund bank overdraft positions. Funds borrowed under this agreement are classified as current portion of long-term debt and are used to provide working capital. As of December 31, 2011, the Company has the following sublimits and available capacity under the credit facility: $20,000 letter of credit sublimit, $2,399 of letters of credit available capacity, $5,212 borrowed under the swing-line commitment, and $33,000 of funds borrowed under the agreement. Interest under this facility is based at the Company's option, on the prime rate, an adjusted Euro-

Rate, an adjusted federal funds rate or at rates offered by the banks. A facility fee is charged on the total commitment amount of the agreement. Under this facility the average cost of borrowings was 0.45% and 0.51%, and the average borrowing was $53,473 and $64,581, during 2011 and 2010, respectively.

The Company is obligated to comply with covenants under some of its loan and debt agreements. These covenants contain a number of restrictive financial covenants, which among other things limit, subject to certain exceptions, the Company's ratio of consolidated total indebtedness to consolidated total capitalization, and require a minimum level of earnings coverage over interest expense. During 2011, the Company was in compliance with its debt covenants under its credit facilities. Failure to comply with the Company's debt covenants could result in an event of default, which could result in the Company being required to repay or finance its borrowings before their due date, possibly limiting the Company's future borrowings, and increasing its borrowing costs.

Loans Payable – In November 2011, Aqua Pennsylvania renewed its $100,000 364-day unsecured revolving credit facility with three banks. The funds borrowed under this agreement are classified as loans payable and used to provide working capital. As of December 31, 2011 and 2010, funds borrowed under the agreement were $84,030 and $58,277. Interest under this facility is based, at the borrower's option, on the prime rate, an adjusted federal funds rate, an adjusted London Interbank Offered Rate corresponding to the interest period selected, an adjusted Euro-Rate corresponding to the interest period selected or at rates offered by the banks. This agreement restricts short-term borrowings of Aqua Pennsylvania. A commitment fee of 0.10% is charged on the total commitment amount of Aqua Pennsylvania's revolving credit agreement. The average cost of borrowing under the facility was 1.01% and 1.44%, and the average borrowing was $80,235 and $37,539, during 2011 and 2010, respectively. The maximum amount outstanding at the end of any one month was $92,143 and $65,676 in 2011 and 2010, respectively.

At December 31, 2011 and 2010, the Company had other combined short-term lines of credit of $64,500 and $67,000, respectively, which includes a short-term line of credit associated with discontinued operations of $4,000 and $6,500, respectively. Funds borrowed under these lines are classified as loans payable and are used to provide working capital. As of December 31, 2011 and 2010, funds borrowed under the short-term lines of credit were $23,741 and $31,391, respectively. The average borrowing under the lines was $15,795 and $25,884 during 2011 and 2010, respectively. The maximum amount outstanding at the end of any one month was $26,741 and $32,431 in 2011 and 2010. Interest under the lines is based at the Company's option, depending on the line, on the prime rate, an adjusted Euro-Rate, an adjusted federal funds rate or at rates offered by the banks. The average cost of borrowings under all lines during 2011 and 2010 was 1.96% and 1.84%, respectively.

Interest Income – Interest income of $759, $1,290, and $1,148 was netted against interest expense on the consolidated statement of income for the years ended December 31, 2011, 2010, and 2009, respectively. The total interest cost was $78,561, $74,681, and $67,491 in 2011, 2010, and 2009, including amounts capitalized of $7,195, $4,863, and $2,623, respectively.